Trade and Other Payables (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Trade and Other Payables [Line Items]
Trade payables settlement term		90 days
Other payables		$ 650,000
Other payables	[1]	$ 477,836
Weighted average term		3 months
Third Parties [Member]
Trade and Other Payables [Line Items]
Other payables		$ 477,836
Interest rate per annum		8.00%

[1]	The balance represents a loan from a third party amounting to S$650,000 which equal to $477,836, which is interest-bearing at 8% per annum and repayable on demand.